Disclosure of detailed information about remeasurement on the net defined benefit liability (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Return on plan assets (excluding amounts included in net interest expense)	$ (24,437)	$ (2,905)
Actuarial gains arising from changes in demographic assumptions	1,598	0
Actuarial losses/(gains) arising from changes in financial assumptions	9,402	14,955
Actuarial gains arising from experience adjustments	(675)	(3,350)
Defined benefit loss/(gain) related to remeasurement	(14,112)	8,700
Total pension cost	$ 9,622	$ 22,155